Note 2 - Significant and Critical Accounting Policies and Practices: Property and Equipment: Schedule of estimated useful life of property and equipment (Details)	9 Months Ended
Sep. 30, 2013
Equipment
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures
Property, Plant and Equipment, Useful Life	7 years